Events After the Consolidated Statements of Financial Position	12 Months Ended
Dec. 31, 2023
Events After the Consolidated Statements of Financial Position [Abstract]
Events After the Consolidated Statements of Financial Position
36.	Events After the Consolidated Statements of Financial Position

Between January 1, 2024 and the date of issuance of this report, the following significant events have occurred:

1.	Corporate Reorganization plan

On February 7, 2024, the General Shareholders’ Meeting of AENZA S.A.A. approved the Corporate Reorganization Plan, according to which the new structure of the Group will be formed by two new holding companies, one that groups the engineering and construction businesses and the other that groups the infrastructure and energy businesses; maintaining Viva Negocio Inmobiliario S.A.C. as the vehicle for the real estate development business.

In this regard, the following non-monetary capital contributions agreements were made:

i)	In favor of Unna Infraestructura S.A.C., consisting of the shares owned by the Company representing the capital of: Tren Urbano Lima S.A., Red Vial 5 S.A., Concesionaria La Chira S.A., Inversiones en Autopistas S.A., Carretera Andina del Sur S.A.C., Concesionaria Via Expresa Sur S.A.C., Carretera Sierra Piura S.A.C., Operadores de Infraestructura S.A.C., and Agenera S.A.C.

ii)	In favor of Inversiones Ingenieria y Construccion S.A.C., consisting of the shares owned by the Company representing the capital of: Cumbra Peru S.A. and Cumbra Ingenieria S.A.

iii)	In favor of UNNA S.A.C., consisting of the shares owned by the Company representing the capital of: Unna Infraestructura S.A.C. and Unna Energia S.A.

Additionally, the delegation of powers to the Board of Directors to determine and fix the accounting valuation of the shares that will be the object of the non-monetary contributions, based on a valuation report to be prepared by Larrain Vial within 90 calendar days, as well as to determine all other conditions and terms for the realization of the non-monetary contributions.

2.	Tren Urbano de Lima S.A. - Arbitration Request

Our subsidiary Tren Urbano de Lima S.A. has filed on February 13, 2024, before the General Secretariat of the Arbitration Center of the Chamber of Commerce of Lima, the Arbitration request against the Peruvian Government, for the amount of S/106.9 million, whose main claim is to declare that, according to the Concession Contract, the Peruvian Government is responsible for the deficiencies in the design, construction, conservation, maintenance, or deterioration of the Concession Assets that have occurred prior to the delivery of the concession, as in the case of the Footbridges, which were managed of by Tren Urbano de Lima S.A.

3.	Issuance of International Bonds

On April 17, 2024, the Company launched an offering of new bonds in the international markets in reliance of Rule 144A and Regulation S under the Securities Act. On May 10, 2024, the new bonds were priced for a principal amount of US$210 million and a coupon of 12.000%, and will mature in 2029. The new bonds are expected to be issued on May 14, 2024. The Company expects to use the proceeds of this offering to pay outstanding debt and other corporate purposes.

In addition to these events, no additional material facts or events have occurred that would require adjustments or disclosures in the consolidated financial statements as of December 31, 2023.